Critical Accounting Judgment and Key Sources of Estimation Uncertainty - Additional Information (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accounting Judgements And Estimates [Line Items]
Financial liabilities at fair value through profit or loss		$ 102	$ 330,000
Fair value change of convertible preferred shares			76,430,000	$ 189,646,000
Intangible assets other than goodwill		1,737,000	14,757,000	14,778,000
Impairment and derecognition of intangible assets		13,000,000	0	0
Patent Rights (not yet available for use) [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Intangible assets other than goodwill	[1]	1,500,000	14,500,000	$ 14,500,000
Convertible Preferred Shares [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Financial liabilities at fair value through profit or loss		$ 0	$ 0

[1]	These patent rights are not yet available for use by the Group as the Group is still undergoing pre-clinical study application or clinical trials on the relevant drugs in designated territories under the patent rights and has yet to obtain regulatory approval for the new drug to be launched to the market. The patent rights are tested for impairment annually and whenever there is an indication that they may be impaired. Amortization will commence when the patent rights are available for use (i.e. when they are ready for commercialization and have obtained the regulatory new drug application approval in the designated territories) by the Group. During the years ended December 31, 2022, 2023 and 2024, patent rights with carrying amount of nil, nil, and $13.0 million were impaired, respectively. For these patent rights, as they were acquired for combination trial of an existing drug candidate, which was subsequently replaced by another formulation, or acquired for self-development that the Group cannot proceed further research due to the failure in providing drug supplies by the original vendor according to the agreement. Accordingly, the Group has fully impaired the patent rights with reference to their respective recoverable amounts determined on value in use calculations.